Subsequent Events (Details) - USD ($)	4 Months Ended
	May. 09, 2016	May. 15, 2016	Feb. 15, 2016	Jan. 31, 2016	Aug. 08, 2014
Senior unsecured notes due 2021
Subsequent Event [Line Items]
Original principal amount					$ 25
Accrued interest, unpaid			$ 523,438
Subsequent event | Convertible Note
Subsequent Event [Line Items]
Original principal amount				$ 500,000
Debt conversion, Shares issued	1,333,027
Subsequent event | Senior unsecured notes due 2021
Subsequent Event [Line Items]
Accrued interest, unpaid		$ 390,000